COMMON STOCK	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Common Stock Note Disclosure [Text Block]
13.	CoMMON STOCK

The Company is authorized to issue 1,000,000,000 shares of common stock, $0.001 par value. The holders of common stock: (i) have equal rights to dividends from funds legally available therefore, ratably when as and if declared by the Company’s Board of Directors; (ii) are entitled to share ratably in all assets of the Company available for distribution to holders of common stock upon liquidation, dissolution, or winding up of the affairs of the Company; (iii) do not have preemptive, subscription or conversion rights and there are no redemption or sinking fund provisions applicable thereto; (iv) are entitled to one non-cumulative vote per share of common stock, on all matters which shareholders may vote on at all meetings of shareholders; and (v) the holders of common stock have no conversion, preemptive or other subscription rights.  There is no cumulative voting for the election of directors.   Each holder of our common stock is entitled to one vote for each share of our common stock held on all matters submitted to a vote of stockholders. As of December 31, 2013, our Board of Directors had declared no dividends payable to holders of our common stock.

Common Stock Registration

On October 3, 2013, the Company filed with the U.S. Securities and Exchange Commission a Form S-1 Registration Statement under the Securities Act of 1933, subsequently amended on December 2, 2013, December 31, 2013 and on January 27, 2014. The purpose of the registration statement was to register 173,333,160 share of common stock for resale by certain investors that are issuable upon conversion of 8% senior convertible debentures and as interest on such debentures and warrants issued by the Company pursuant to a securities purchase agreement entered into between the Company and the certain selling shareholders.

BBSE Delisting

On January 17, 2013, the Board of Directors of Amarantus BioScience, Inc. adopted a unanimous written resolution authorizing the Company’s officers, agents, and counsel to take any and all action reasonably necessary to cause the immediate cessation of trading and delisting of Amarantus common stock from the Berlin-Bremen Stock Exchange (the “BBSE”), or from any unofficially regulated markets controlled by the BBSE, including the commencement of legal proceedings in the United States or Germany against the BBSE or any broker or other unauthorized person making a market in the Company’s stock in Germany through the BBSE or otherwise. The Company’s common stock was listed on the BBSE without the Company’s prior knowledge, consent, or authorization. The Company did not authorize or direct any BBSE broker to act as market maker for the Company’s common stock, and believes such listing is part of an organized effort to circumvent U.S. securities laws, including the restrictions against “naked short selling.” The Company’s common stock was delisted from the BBSE on March 19, 2013. The Company believes that de-listing from the BBSE has helped to facilitate orderly trading of the Company’s common stock.

DTCC Chill

On April 18, 2013 the Company became aware of a letter dated April 4, 2013 from the Depository Trust Company (“DTC”) indicating that on March 22, 2013, The Depository Trust Company (“DTC”) imposed a restriction on physical deposit and Deposit/Withdrawal At Custodian (“DWAC”) electronic deposit transactions (the “Deposit Chill”) on CUSIP 02300T 109 (the “Issue”), issued by Amarantus Bioscience, Inc. (the “Issuer”). DTC imposed the Deposit Chill in order to prevent additional deposits of the Issue for depository and book-entry transfer services for the reasons set forth below. The letter set forth the concerns of DTC and the procedure the Company must follow in order to object to the imposition of the Deposit Chill. DTC detected various unusually large deposits of shares of predecessor CUSIP 02300Q 105 (the “Predecessor Issue”) during the period from November 21, 2011 to February 1, 2013. More particularly, 234,841,928 shares of the Predecessor Issue and the Issue, representing a substantial percentage of the outstanding float, were deposited at DTC during this period. In order for DTC to make a determination as to whether to lift the Deposit Chill, DTC required that the Company submit a written response (the “Response”) to this notice. The Response must include a legal opinion (“Legal Opinion”), addressed to DTC, in support and confirmation that the Issue satisfies DTC eligibility requirements.

The Company provided the requested Response to DTC in July of 2013. On July 30, 2013, the Company received notice that The Depository Trust Company has determined to lift the deposit chill (“DTCC Chill”) on the Company’s common stock and has resumed accepting deposits for depository and book-entry transfer services.